Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 59,955	$ 16,241	$ 9,910
Lease liabilities			56,322
Equipment	(18,809)	(16,241)	(9,910)
Unrealized foreign exchange gain	(41,146)
Right of use assets and lease obligations			(56,322)
Total